NET INCOME PER SHARE	12 Months Ended
Dec. 31, 2025
NET INCOME PER SHARE
NET INCOME PER SHARE

17.  NET INCOME PER SHARE

Basic and diluted net income per share for the years presented were calculated as follows:

	For the year ended
	December 31,
	2023	2024	2025
	RMB	RMB	RMB	US$
Numerator:
Net income	2,844,037	2,955,709	3,600,382	513,877
Less: Net income attributable to non-controlling interests	—	—	—	—
Net income attributable to ordinary shareholders	2,844,037	2,955,709	3,600,382	513,877

Denominator:
Weighted average number of shares – basic	2,532,109,710	2,545,968,813	2,565,138,656	2,565,138,656
Adjustments for dilutive options and RSUs	453,592	2,033,237	3,034,385	3,034,385
Weighted average number of shares – diluted	2,532,563,302	2,548,002,050	2,568,173,041	2,568,173,041

Basic net income per share attributable to ordinary shareholders	1.12	1.16	1.40	0.20
Diluted net income per share attributable to ordinary shareholders	1.12	1.16	1.40	0.20

Generally, basic net income per share is computed using the weighted average number of ordinary shares and Senior Preferred Shares outstanding during the respective year. Senior Preferred Shares were considered as participating securities under ASC 260, therefore, they are included in the computation of basis shares. Diluted net income per share is computed using the weighted average number of ordinary shares and dilutive potential ordinary shares outstanding during the respective year. The potentially dilutive ordinary shares included RSUs and options to purchase ordinary shares of 453,592, 2,033,237 and 3,034,385 for the years ended December 31, 2023, 2024 and 2025 on a weighted average basis, respectively.